TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2025
TRADE AND OTHER RECEIVABLES
TRADE AND OTHER RECEIVABLES

6.   TRADE AND OTHER RECEIVABLES

The breakdown of trade and other receivables is as follows:

	2024	2025
Trade receivables	18,257	18,178
Allowance for expected credit losses	(6,064)	(6,955)
Net	12,193	11,223
Other receivables	867	428
Allowance for expected credit losses	(231)	(241)
Net	636	187
Total trade and other receivables	12,829	11,410

Trade receivables arise from services provided to both retail and non-retail customers, with details as follows:

a.   By debtor

(i)   Related parties

	2024	2025
State-owned enterprises	1,935	1,702
PT Indosat Tbk. ("Indosat")	738	387
Government agencies	732	688
PT Indonusa Telemedia ("Indonusa")	386	906
Others (each below Rp100 billion)	409	134
Total	4,200	3,817
Allowance for expected credit losses	(1,195)	(1,187)
Net	3,005	2,630

(ii)  Third parties

	2024	2025
Individual and business subscribers	12,881	13,070
Overseas international carriers	1,176	1,291
Total	14,057	14,361
Allowance for expected credit losses	(4,869)	(5,768)
Net	9,188	8,593

b.    By age

	2024			2025
		Allowance for	Expected		Allowance for	Expected
		expected credit	credit		expected credit	credit
	Gross	losses	loss rate	Gross	losses	loss rate
Not past due	7,319	417	5.7%	6,687	263	3.9%
Past due up to 3 months	3,602	329	9.1%	3,155	414	13.1%
Past due more than 3 to 6 months	1,305	285	21.8%	1,573	454	28.9%
Past due more than 6 months	6,031	5,033	83.5%	6,763	5,824	86.1%
Total	18,257	6,064		18,178	6,955

The Group has made allowance for expected credit losses based on the collective assessment of historical impairment rates and individual assessment of its customers’ credit history, adjusted for forward-looking factors specific from the customers and the economic environment. The Group does not apply a distinction between related party and third party receivables in assessing amounts past due. As of December 31, 2024 and 2025, the carrying amounts of trade receivables of the Group considered past due but not impaired amounted to Rp5,291 billion and Rp4,799 billion, respectively. Management believes that receivables past due but not impaired, along with trade receivables that are neither past due nor impaired, are due from customers with good credit history and are expected to be recoverable.

c.    By currency

	2024	2025
Rupiah	15,775	15,554
U.S. Dollar	2,180	2,423
Singapore Dollar	273	156
Others	29	45
Total	18,257	18,178
Allowance for expected credit losses	(6,064)	(6,955)
Net	12,193	11,223

d.    Movements in the allowance for expected credit losses

	2024	2025
Beginning balance	5,561	6,064
Allowance for expected credit losses	904	1,465
Receivables written-off	(401)	(574)
Ending balance	6,064	6,955

The receivables written-off relates to both related parties and third parties trade receivables. Management believes that the allowance for expected credit losses of trade receivables is adequate to cover losses on uncollectible trade receivables.

As of December 31, 2024 and 2025, certain trade receivables of the subsidiaries amounting to Rp2,137 billion and Rp3,131 billion, respectively, have been pledged as collateral under lending agreements (Notes 19 and 20b).